Adjusting items (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Summary of adjusting items within profit from operations	In summary, in the six months ended 30 June 2025, the Group incurred £325 million (30 June 2024: £1,306 million) of adjusting items within profit from operations:

	Six months ended 30 June
	2025	2024
	£m	£m
(a) Restructuring and integration costs	13	—
(b) Amortisation and impairment of trademarks and similar intangibles	804	1,295
(b) Impairment of goodwill	72	—
(c) Romania other taxes	(22)	—
(c) Credit in respect of settlement of historical litigation in relation to the Fox River	—	(132)
(c) Charges in respect of DOJ and OFAC investigations	—	4
(c) Other adjusting items (including Engle)	30	133
(d) Changes in provision in relation to Canada Approved Plans	(575)	—
Charges in connection with disposal of an associate	3	6
Total adjusting items included in profit from operations	325	1,306